Property, Plant and Equipment, Net - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2023 USD ($)	May 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation, Total	$ 97,446	$ 110,227	$ 157,446
Gain (loss) on disposal of equipment	(362)	(2,285)	2,592
Carrying value	706,059	880,968
Impairment	268,039	120,241
Machinery Equipment and Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Impairment	110,408	19,057	0
Additional impairment charges	27,189	8,937	$ 111,314
Sinovac Biotech (Yidao) Co., Ltd. | China Construction Bank [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount				$ 132,247	¥ 924
Sinovac Biotech (Yidao) Co., Ltd. | China Construction Bank [Member] | China Construction Bank Term Loan [Member] | Buildings [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 82,746	$ 105,779